                                  Form 24F-2
                         CHUBB INVESTMENT FUNDS, INC.



1.   Name and Address of issuer:

          Chubb Investment Funds, Inc.
          One Granite Place, Concord, New Hampshire

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2.   Name of each series or class of funds for which this notice is filed:

          Chubb Money Market Fund, Chubb Government Securities Fund, Chubb Total Return Fund, Chubb Tax-exempt Fund, Chubb Growth and Income Fund, Chubb Capital Appreciation Fund, Chubb Global Income Fund

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3.   Investment Company Act File Number: 811-5155

     Securities Act File Number:         33-14737

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4.   Last day of fiscal year for which this notice is filed:

          December 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                        -------
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6.   Date of termination of issuer's declaration under rule 24f-2 (a) (1), if applicable (see Instruction A.6):

          N/A

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

          N/A

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          N/A

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9.   Number and aggregate sale price of securities sold during the fiscal year:

          $ 47,186,212

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

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           $ 47,186,212
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11.   Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          $   7,481,881
12.   Calculation of registration fee:


Fund                       Sold            Redeemed              Net
----                       ----            --------              ---
Chubb Money           $  11,445,668     $  10,605,776      $    839,892
Market Fund


Chubb Government      $   4,317,205     $   5,633,692      $ (1,316,487)
Securities Fund

Chubb Total           $   9,864,163     $   5,314,942      $  4,549,221
Return Fund

Chubb Tax-            $   4,189,497     $   4,869,610      $   (680,113)
Exempt Fund

Chubb Growth &
Income Fund           $  12,434,470     $   8,484,459      $  3,950,011

Chubb Capital
Appreciation Fund     $   4,046,795     $     279,708      $  3,767,087

Chubb Global          $     888,414     $      64,324      $    824,090
Income Fund

TOTALS                $                 $                  $ 47,186,212
                         ==========        ==========         =========

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                               $ 47,186,212
                                                               ------------
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                               +  7,481,881
                                                               ------------
     (iii)   Aggregate price of shares redeemed or repurchased during the
             fiscal year (if applicable):                      - 35,252,511
                                                               ------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
             applicable):                                      +          0
                                                               ------------

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (1), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                               $ 19,415,582
                                                               ------------

       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1993 or other applicable law or regulation (see Instruction C.6):
                                                                X     1/3300
                                                                ------------
       (vii) Fee due [line (i) or line (v) multiplied by line (vi):
                                                                $   5,883.51
                                                                ============

Instructions: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                              X
                                            -----

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

        February 26, 1997 & February 27, 1997

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

Registration Fees for Certain Investment Companies

By: (Signature and Title)*  Thomas H. Elwood
                           -----------------------------------------------------

                            Assistant Secretary
                           -----------------------------------------------------

Date  February 27, 1997
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* Please print the name and title of the signing officer below the signature.